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                                               Filed Pursuant to Rule 497
                                               Registration File No.: 333-102888


SUPPLEMENT TO
PROSPECTUS SUPPLEMENT DATED FEBRUARY 26, 2003
(TO PROSPECTUS DATED FEBRUARY 26, 2003)


                                  $447,931,635
                                  (APPROXIMATE)


                                INDYMAC MBS, INC.
                                    DEPOSITOR

                                 [INDYMAC LOGO]
                          SELLER AND MASTER SERVICER


                 RESIDENTIAL ASSET SECURITIZATION TRUST 2003-A2
                                     ISSUER

                MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B

                                ----------------

The Prospectus Supplement dated February 26, 2003 to the Prospectus dated February 26, 2003 with respect to the above captioned series of certificates is hereby amended as follows:


The numbers in the chart on page S-23 of the Prospectus Supplement are revised as follows:


                                                                  AS OF
                                                                 DECEMBER
                                                                   31,
                                                                ---------
                                                                   2002
                                                                ---------

       Total Number of Conventional Mortgage Loans
           in Portfolio .....................................    70,253
       Delinquent Mortgage Loans and Pending
           Foreclosures at Period End(1):
                30-59 days ..................................      2.69%
                60-89 days ..................................      0.70%
                90 days or more (excluding pending
                  foreclosures) .............................      1.25%
                                                                 ------
       Total Delinquencies ..................................      4.64%
                                                                 ======
       Foreclosures pending .................................      1.28%
                                                                 ------
       Total delinquencies and foreclosures pending .........      5.92%
                                                                 ======


----------
(1)   As a percentage of the total number of loans master serviced.




BEAR, STEARNS & CO. INC.                                MORGAN STANLEY

                                  May 1, 2003